Financial Assets - Summary of Restricted Statutory Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 6,333	¥ 6,333
Not later than one year [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	500	3,933
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 5,833	¥ 2,400